Organization and Description of Business (Details Textual) $ in Thousands	1 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 30, 2018	Jun. 13, 2018 USD ($)	Jun. 13, 2018 CNY (¥)	Nov. 02, 2017	Oct. 31, 2017	Oct. 17, 2017 USD ($)
Organization and Description of Business (Textual)
Cash consideration			$ 150	¥ 1,000,000
JIALIN Technology Limited ("JL") [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage							55.00%
Cash consideration							$ 70
JQ Technology Co., Limited("JQ") [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage							55.00%
CLPS Beijing Hengtong Co., Ltd ("CLPS Beijing") [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage	30.00%	70.00%
Cash consideration	$ 600
New developments, description	Holding 100% of CLPS Beijing's equity interest. The consideration was not paid for and was recorded as a liability by Qiner as of June 30, 2018. The consideration was paid on July 5, 2018. Prior to June 2018, the remaining 30% equity interest of CLPS Beijing was recorded as a non-controlling interest on the balance sheet. The Company engaged an independent valuation firm to assist management in assessing the enterprise value of CLPS Beijing. The enterprise value of CLPS Beijing as of June 27, 2018 was $1.94 million based on the evaluation report.
CLPS Shanghai [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage					100.00%
CLPS QC and Qiner [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage					100.00%
Controlling Shareholders [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage						100.00%
CLPS [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage						100.00%
Lihong [Member]
Organization and Description of Business (Textual)
Ownership interest, percentage			2.70%	2.70%